Business Segment, Geographic, and Concentration Risk Information - Summary of Customer Revenue and Accounts Receivable Concentration (Detail) - Commercial Platform and Global Supply Chain - Customer Concentration Risk
	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Customer Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	35.00%	38.00%	29.00%
Customer Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	29.00%	24.00%	17.00%
Customer Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Customer Revenue | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%
Accounts Receivable [Member] | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%		50.00%	46.00%
Accounts Receivable [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%		9.00%	12.00%
Accounts Receivable [Member] | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%			11.00%